Pay vs Performance Disclosure	1 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the “Pay versus Performance” disclosure is required to include the following: (1) tabular compensation and performance disclosure for the years 2020 through 2024 (the PvP Table), (2) an unranked list of three to seven performance measures that the Firm considers to be its most important measures used to align compensation actually paid to the NEOs for 2024 to Firm performance (the PvP Measures), and (3) a clear description of the relationship between the “Compensation Actually Paid” in the PvP Table and each of the company-selected performance measures in the PvP Table, the Firm’s Net Income and the Firm’s TSR, and between the Firm’s TSR and the Peer Group TSR, in each case over 2020-2024 (the PvP Relationship Disclosure). A detailed discussion of the CMDS Committee’s decisions regarding the compensation awarded to the NEOs for 2024 performance can be found in the CD&A.
PvP TABLE
Pursuant to SEC rules, the PvP Table is required to include for each year “Compensation Actually Paid” (CAP) to the CEO and the average CAP to the non-CEO NEOs. CAP is an SEC defined term that represents a calculation of compensation that differs from compensation paid during the year, the Summary Compensation Table (SCT) calculation of compensation (as detailed in note 2 of this PvP Table), and the way in which the CMDS Committee views annual compensation decisions (as discussed in Section 4.1 of the CD&A). For example, the CAP calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, or which vested during the year, whereas the SCT calculation includes only the fair value of equity awards granted during the year. The CAP calculation also includes the value of dividend equivalents accumulated on unvested equity awards, whereas the SCT calculation does not. These differences result in a CAP calculation that is significantly impacted by changes in stock price and other projected performance results and may be significantly higher or lower than the corresponding SCT calculation. It is also important to note that outstanding equity awards may be represented in more than one year of the table, as demonstrated in the supplemental table to footnote 1 to the PvP Table.
Equity grants (RSU and PSUs) constitute a meaningful portion of compensation for the CEO and other NEOs. The value of equity grants will not be realized before the scheduled payment date (generally three years from grant) and the ultimate value of such awards is subject to changes in stock price. PSUs are further subject to the results of predetermined three-year performance objectives. PSUs are earned based on performance against predetermined Firm goals. While each participant was awarded a target number of PSUs, the actual number of PSUs earned could vary from zero up to 1.5 times target, if performance objectives are meaningfully exceeded, and no participant will receive any portion of the PSUs if the threshold performance objectives are not met. (For a summary of historical PSU performance, see Section 4.3 of the CD&A.) In addition, equity awards are subject to cancellation upon certain events before they convert to shares of Morgan Stanley common stock. The CEO and other NEOs are also subject to an Equity Ownership Commitment and are not able to sell, transfer or otherwise dispose of all of the shares of Firm common stock received upon conversion of equity awards (see “Ownership of Our Stock–Executive Equity Ownership Commitment”).

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)	Net Income(6)	Return on Tangible Common Equity(7)
Year	($)	($)	($)	($)	($)	($)	($MM)	(%)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	24,881,032	65,361,896	25,933,469	57,916,559	289	173	13,529	18.8
2023	32,951,606	41,898,167	33,756,972(7)	44,972,433(7)	207	133	9,230	12.8
2022	39,398,905	31,379,534	20,366,692	18,320,165	181	118	11,179	15.3
2021	34,941,635	81,936,888	17,590,506	28,214,797	202	132	15,120	19.8
2020	29,558,524	55,366,935	14,665,167	21,282,504	138	98	11,179	15.2

(1)	The CEO reflected in columns (a) and (b) is the following individual for each of the years shown:

2024	Edward Pick
2023 - 2020	James P. Gorman

(2)	To calculate CAP, the following amounts were deducted from and added to 2024 SCT total compensation to the CEO and the non-CEO NEOs, as reported in columns (b) and (d), respectively:
CEO SCT Total to CAP to CEO Reconciliation(i)

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
CEO SCT TOTAL	24,881,032	32,951,606	39,398,905	34,941,635	29,558,524
Deductions for Amounts Reported Under “Stock Awards” Column in SCT(ii)	15,242,232	22,500,000	30,355,752	24,553,943	20,048,178
Deduction for “Change in Pension Value” Reported Under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	4,167	—	2,487	13,833
TOTAL DEDUCTIONS	15,242,232	22,504,167	30,355,752	24,556,430	20,062,011
Increase for Fair Value of Awards Granted During the Year That Vest During the Year(iii)	6,412,500 (2023 RSU)	4,500,000 (2022 RSU)	5,025,000 (2021 RSU)	7,875,000 (2020 RSU)	6,375,000 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End(iv)	18,912,778 (2024 PSU)	21,712,595 (2023 PSU)	21,488,784 (2022 PSU)	27,621,760 (2021 PSU)	17,799,284 (2020 PSU)
Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End(v)	5,812,718 (2023 PSU) 10,715,998 (Staking Award PSU(vi)) 4,376,905 (Staking Award RSU(vi))	(398,478) (2022 PSU)	(2,916,102) (2021 PSU)	14,593,707 (2020 PSU)	10,966,944 (2019 PSU)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(vii)	6,085,207 (2022 PSU)	3,206,305 (2021 PSU)	(3,890,745) (2020 PSU)	18,890,359 (2019 PSU)	9,075,237 (2018 PSU)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(viii)	3,406,990	2,430,306	2,629,445	2,570,858	1,653,956
TOTAL ADDITIONS	55,723,096	31,450,728	22,336,382	71,551,683	45,870,422
CAP to CEO	65,361,896	41,898,167	31,379,534	81,936,888	55,366,935

(i)
The CAP to CEO Reconciliation for 2024 reflects the change in fair value of the outstanding RSUs and PSUs for Mr. Pick, who became CEO effective January 1, 2024. As a result, the change in fair value is not directly comparable with previous years as it reflects changes in fair value of RSUs and PSUs granted prior to this appointment. The amounts reported under the “Option Awards” Column in the SCT, the fair value of awards granted prior to the year that were forfeited during the year, and the “Service Cost” and “Prior Service Cost” for Pension Plans are $0 for all years shown.

(ii)
Pursuant to SEC rules, the SCT is required to include for a particular year only those equity awards granted during the year, rather than awards granted after the particular year end that were awarded for performance during the particular year. Our annual equity awards relating to performance in a year are made in the following January, shortly after year end.

(iii)
Pursuant to SEC rules, includes the grant date fair value of RSU awards granted and vested in each year shown for performance in the prior year. RSU awards are generally granted and vested in January of each year for performance in the prior year.

(iv)	Pursuant to SEC rules, includes the year-end fair value of the outstanding unvested PSUs granted in January of the year shown.
(v)	Pursuant to SEC rules, includes the change in fair value of the outstanding unvested PSUs for each year shown and the incremental fair value of the awards modified during the year.
(vi)
The Staking Award RSUs and Staking Award PSUs were one-time awards granted in 2023 to the incoming CEO, Mr. Pick, and Co-Presidents, Messrs. Saperstein and Simkowitz, in connection with the CEO succession and leadership transition.

(vii)	Pursuant to SEC rules, includes the change in fair value of the outstanding PSUs that vested at year end for each year shown.
(viii)	Reflects the value of dividend equivalents accumulated on outstanding unvested PSUs during the year shown.
The fair value of PSUs is determined in a manner consistent with that disclosed in consolidated financial statements included in the 2024 Form 10-K. The portions of PSUs that are earned based on performance against predetermined Morgan Stanley Average ROE (MS Average ROE), MS Average ROTCE goals, or Relative ROTCE goals are valued at the probable outcome of the performance conditions and the Firm’s closing share price at each measurement date. The portions of PSUs that are earned based on the Firm’s TSR relative to the TSR of the S&P Financials Sector Index (a market-based condition) are valued using a Monte Carlo valuation model at each measurement date. The table below sets out the range of assumptions applied in the Monte Carlo valuation model for each measurement date relevant to the CAP table.
At December 31, 2024, the portion of PSUs earned based on the Firm’s TSR relative to the TSR of the S&P Financials Sectors Index are considered vested and therefore valued using actual TSR. As a result, there are no valuation assumptions for these PSUs.

	Risk-Free interest	Expected stock price volatility	Correlation coefficient
December 31, 2024	—	—	—
December 31, 2023	4.73% - 4.73%	25.73 - 25.73	0.750 - 0.750
December 31, 2022	4.36% - 4.67%	29.25 - 32.11	0.859 - 0.871
December 31, 2021	0.39% - 0.73%	26.03 - 44.29	0.840 - 0.918
December 31, 2020	0.10% - 0.13%	43.53 - 57.04	0.924 - 0.964
December 31, 2019	1.57% - 1.58%	23.30 - 25.43	0.875 - 0.895

Average Non-CEO NEOs SCT Total to Average CAP to Non-CEO NEOs Reconciliation(i)

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Non-CEO NEOs SCT TOTAL	25,933,469	33,756,972	20,366,692	17,590,506	14,665,167
Deductions for Amounts Reported Under “Stock Awards” Column in SCT	14,950,122	25,262,500(ii)	12,591,183	9,376,344	6,297,732
Deduction for “Change in Pension Value” Reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	15,891	—	—	50,313
TOTAL DEDUCTIONS	14,950,122	25,278,391(ii)	12,591,183	9,376,344	6,348,045
Increase for Fair Value of Awards Granted During the Year That Vest During the Year	5,428,125 (2023 RSU)	4,962,500 (2022 RSU)	5,379,048 (2021 RSU)	5,285,452 (2020 RSU)	2,517,500 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End	20,460,699 (2024 PSU)	6,393,154 (2023 PSU)	6,118,256 (2022 PSU)	6,804,598 (2021 PSU)	4,920,979 (2020 PSU)
	—	15,711,005 (Staking Award PSU)	—	—	—
	—	7,921,799 (Staking Award RSU)	—	—	—
Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	5,780,425 (2023 PSU) 5,357,999 (Staking Award PSU) 2,188,452 (Staking Award RSU)	(113,454) (2022 PSU)	(735,969) (2021 PSU)	3,227,785 (2020 PSU)	2,946,120 (2019 PSU)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(iii)	5,665,825 (2022 PSU)	809,210 (2021 PSU)	(877,325) (2020 PSU)	4,106,761 (2019 PSU)	2,153,144 (2018 PSU)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(iv)	2,051,688	809,638	660,646	576,040	427,639
TOTAL ADDITIONS	46,933,213	36,493,852	10,544,656	20,000,635	12,965,381
CAP to Non-CEO NEOs	57,916,559	44,972,433	18,320,165	28,214,797	21,282,504

(i)	See notes (i) through (vii) to the “CEO SCT Total to CAP Reconciliation” Table in this note 2 above.
(ii)	Includes average of $15,000,000 relating to the one-time Staking Awards granted to each of Messrs. Pick, Saperstein and Simkowitz in October 2023 in connection with the CEO transition.
(iii)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving full career retirement (FCR) eligibility.
(iv)	For 2024 and 2023, also includes the value of dividend equivalents accumulated on outstanding unvested Staking Award RSUs.
(3)	The Non-CEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2024	Sharon Yeshaya, Andrew M. Saperstein, Daniel A. Simkowitz, James P. Gorman
2023 & 2022	Sharon Yeshaya, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2021	Sharon Yeshaya, Jonathan M. Pruzan, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2020	Jonathan M. Pruzan, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz

(4)
TSR represents cumulative TSR over the following measurement period: (1) for 2024, December 31, 2019 to December 31, 2024; (2) for 2023, December 31, 2019 to December 31, 2023; (3) for 2022, December 31, 2019 to December 31, 2022; (4) for 2021, December 31, 2019 to December 31, 2021; and (5) for 2020, December 31, 2019 to December 31, 2020. For the Peer Group, the TSR is a weighted peer group TSR, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which a return is calculated.

(5)	The Peer Group is the S&P Financials Sector Index, the same index that the Firm uses for purposes of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.
(6)	Net Income represents net income as presented in Morgan Stanley’s financial statements.
(7)
Return on average tangible common equity (ROTCE) represents net income applicable to Morgan Stanley less preferred dividends as a percentage of average tangible common equity. Average tangible common equity represents average common equity adjusted to exclude goodwill and intangible assets net of allowable mortgage servicing rights deduction.

Company Selected Measure Name		Return on average tangible common equity
Named Executive Officers, Footnote
(1)	The CEO reflected in columns (a) and (b) is the following individual for each of the years shown:

2024	Edward Pick
2023 - 2020	James P. Gorman

(3)	The Non-CEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2024	Sharon Yeshaya, Andrew M. Saperstein, Daniel A. Simkowitz, James P. Gorman
2023 & 2022	Sharon Yeshaya, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2021	Sharon Yeshaya, Jonathan M. Pruzan, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2020	Jonathan M. Pruzan, Edward Pick, Andrew M. Saperstein, Daniel A. Simkowitz

Peer Group Issuers, Footnote
(5)	The Peer Group is the S&P Financials Sector Index, the same index that the Firm uses for purposes of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount		$ 24,881,032	$ 32,951,606	$ 39,398,905	$ 34,941,635	$ 29,558,524
PEO Actually Paid Compensation Amount		$ 65,361,896	41,898,167	31,379,534	81,936,888	55,366,935
Adjustment To PEO Compensation, Footnote
(2)	To calculate CAP, the following amounts were deducted from and added to 2024 SCT total compensation to the CEO and the non-CEO NEOs, as reported in columns (b) and (d), respectively:
CEO SCT Total to CAP to CEO Reconciliation(i)

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
CEO SCT TOTAL	24,881,032	32,951,606	39,398,905	34,941,635	29,558,524
Deductions for Amounts Reported Under “Stock Awards” Column in SCT(ii)	15,242,232	22,500,000	30,355,752	24,553,943	20,048,178
Deduction for “Change in Pension Value” Reported Under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	4,167	—	2,487	13,833
TOTAL DEDUCTIONS	15,242,232	22,504,167	30,355,752	24,556,430	20,062,011
Increase for Fair Value of Awards Granted During the Year That Vest During the Year(iii)	6,412,500 (2023 RSU)	4,500,000 (2022 RSU)	5,025,000 (2021 RSU)	7,875,000 (2020 RSU)	6,375,000 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End(iv)	18,912,778 (2024 PSU)	21,712,595 (2023 PSU)	21,488,784 (2022 PSU)	27,621,760 (2021 PSU)	17,799,284 (2020 PSU)
Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End(v)	5,812,718 (2023 PSU) 10,715,998 (Staking Award PSU(vi)) 4,376,905 (Staking Award RSU(vi))	(398,478) (2022 PSU)	(2,916,102) (2021 PSU)	14,593,707 (2020 PSU)	10,966,944 (2019 PSU)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(vii)	6,085,207 (2022 PSU)	3,206,305 (2021 PSU)	(3,890,745) (2020 PSU)	18,890,359 (2019 PSU)	9,075,237 (2018 PSU)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(viii)	3,406,990	2,430,306	2,629,445	2,570,858	1,653,956
TOTAL ADDITIONS	55,723,096	31,450,728	22,336,382	71,551,683	45,870,422
CAP to CEO	65,361,896	41,898,167	31,379,534	81,936,888	55,366,935

(i)
The CAP to CEO Reconciliation for 2024 reflects the change in fair value of the outstanding RSUs and PSUs for Mr. Pick, who became CEO effective January 1, 2024. As a result, the change in fair value is not directly comparable with previous years as it reflects changes in fair value of RSUs and PSUs granted prior to this appointment. The amounts reported under the “Option Awards” Column in the SCT, the fair value of awards granted prior to the year that were forfeited during the year, and the “Service Cost” and “Prior Service Cost” for Pension Plans are $0 for all years shown.

(ii)
Pursuant to SEC rules, the SCT is required to include for a particular year only those equity awards granted during the year, rather than awards granted after the particular year end that were awarded for performance during the particular year. Our annual equity awards relating to performance in a year are made in the following January, shortly after year end.

(iii)
Pursuant to SEC rules, includes the grant date fair value of RSU awards granted and vested in each year shown for performance in the prior year. RSU awards are generally granted and vested in January of each year for performance in the prior year.

(iv)	Pursuant to SEC rules, includes the year-end fair value of the outstanding unvested PSUs granted in January of the year shown.
(v)	Pursuant to SEC rules, includes the change in fair value of the outstanding unvested PSUs for each year shown and the incremental fair value of the awards modified during the year.
(vi)
The Staking Award RSUs and Staking Award PSUs were one-time awards granted in 2023 to the incoming CEO, Mr. Pick, and Co-Presidents, Messrs. Saperstein and Simkowitz, in connection with the CEO succession and leadership transition.

(vii)	Pursuant to SEC rules, includes the change in fair value of the outstanding PSUs that vested at year end for each year shown.
(viii)	Reflects the value of dividend equivalents accumulated on outstanding unvested PSUs during the year shown.

Non-PEO NEO Average Total Compensation Amount		$ 25,933,469	33,756,972	20,366,692	17,590,506	14,665,167
Non-PEO NEO Average Compensation Actually Paid Amount		$ 57,916,559	44,972,433	18,320,165	28,214,797	21,282,504
Adjustment to Non-PEO NEO Compensation Footnote
(2)	To calculate CAP, the following amounts were deducted from and added to 2024 SCT total compensation to the CEO and the non-CEO NEOs, as reported in columns (b) and (d), respectively:
Average Non-CEO NEOs SCT Total to Average CAP to Non-CEO NEOs Reconciliation(i)

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Non-CEO NEOs SCT TOTAL	25,933,469	33,756,972	20,366,692	17,590,506	14,665,167
Deductions for Amounts Reported Under “Stock Awards” Column in SCT	14,950,122	25,262,500(ii)	12,591,183	9,376,344	6,297,732
Deduction for “Change in Pension Value” Reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	15,891	—	—	50,313
TOTAL DEDUCTIONS	14,950,122	25,278,391(ii)	12,591,183	9,376,344	6,348,045
Increase for Fair Value of Awards Granted During the Year That Vest During the Year	5,428,125 (2023 RSU)	4,962,500 (2022 RSU)	5,379,048 (2021 RSU)	5,285,452 (2020 RSU)	2,517,500 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End	20,460,699 (2024 PSU)	6,393,154 (2023 PSU)	6,118,256 (2022 PSU)	6,804,598 (2021 PSU)	4,920,979 (2020 PSU)
	—	15,711,005 (Staking Award PSU)	—	—	—
	—	7,921,799 (Staking Award RSU)	—	—	—
Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	5,780,425 (2023 PSU) 5,357,999 (Staking Award PSU) 2,188,452 (Staking Award RSU)	(113,454) (2022 PSU)	(735,969) (2021 PSU)	3,227,785 (2020 PSU)	2,946,120 (2019 PSU)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(iii)	5,665,825 (2022 PSU)	809,210 (2021 PSU)	(877,325) (2020 PSU)	4,106,761 (2019 PSU)	2,153,144 (2018 PSU)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(iv)	2,051,688	809,638	660,646	576,040	427,639
TOTAL ADDITIONS	46,933,213	36,493,852	10,544,656	20,000,635	12,965,381
CAP to Non-CEO NEOs	57,916,559	44,972,433	18,320,165	28,214,797	21,282,504

(i)	See notes (i) through (vii) to the “CEO SCT Total to CAP Reconciliation” Table in this note 2 above.
(ii)	Includes average of $15,000,000 relating to the one-time Staking Awards granted to each of Messrs. Pick, Saperstein and Simkowitz in October 2023 in connection with the CEO transition.
(iii)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving full career retirement (FCR) eligibility.
(iv)	For 2024 and 2023, also includes the value of dividend equivalents accumulated on outstanding unvested Staking Award RSUs.

Equity Valuation Assumption Difference, Footnote
The fair value of PSUs is determined in a manner consistent with that disclosed in consolidated financial statements included in the 2024 Form 10-K. The portions of PSUs that are earned based on performance against predetermined Morgan Stanley Average ROE (MS Average ROE), MS Average ROTCE goals, or Relative ROTCE goals are valued at the probable outcome of the performance conditions and the Firm’s closing share price at each measurement date. The portions of PSUs that are earned based on the Firm’s TSR relative to the TSR of the S&P Financials Sector Index (a market-based condition) are valued using a Monte Carlo valuation model at each measurement date. The table below sets out the range of assumptions applied in the Monte Carlo valuation model for each measurement date relevant to the CAP table.
At December 31, 2024, the portion of PSUs earned based on the Firm’s TSR relative to the TSR of the S&P Financials Sectors Index are considered vested and therefore valued using actual TSR. As a result, there are no valuation assumptions for these PSUs.

	Risk-Free interest	Expected stock price volatility	Correlation coefficient
December 31, 2024	—	—	—
December 31, 2023	4.73% - 4.73%	25.73 - 25.73	0.750 - 0.750
December 31, 2022	4.36% - 4.67%	29.25 - 32.11	0.859 - 0.871
December 31, 2021	0.39% - 0.73%	26.03 - 44.29	0.840 - 0.918
December 31, 2020	0.10% - 0.13%	43.53 - 57.04	0.924 - 0.964
December 31, 2019	1.57% - 1.58%	23.30 - 25.43	0.875 - 0.895

Compensation Actually Paid vs. Total Shareholder Return
PvP RELATIONSHIP DISCLOSURE
As shown in the table below, the Firm’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Firm’s strategic acquisitions of E*TRADE and Eaton Vance, in 2020 and 2021 respectively, as well as the achievement of other long-term strategic objectives led by the CEO and the Firm’s Operating Committee, of which the NEOs are a part, were significant contributors to the Firm’s stock price outperformance.
Year-over-year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021, 2021 and 2022, excluding the Staking Awards between 2022 and 2023, and 2023 and 2024, generally correlate to changes in the Firm’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Firm delivered strong Net Income and ROTCE, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Firm’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends, change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
MS Net Income (Billions)	11	15	11	9	14	35%	-26%	-17%	47%
MS ROTCE (%)	15.2%	19.8%	15.3%	12.8%	18.8%	460 bps	-450 bps	-250 bps	600 bps
MS Total Shareholder Return (TSR)(1)	138	202	181	207	289	46%	-10%	14%	40%
Peer Group Cumulative TSR(1)	98	132	118	133	173	35%	-11%	13%	30%

PvP RELATIONSHIP DISCLOSURE

	CEO PvP Relationship
($MMs)	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	11	9	9%	-13%	27%	-20%
Equity Awards Granted During the Year(2)	20	25	30	23	15	22%	24%	-26%	-33%
Impact of Changes in Fair Value	26	47	(8)	8	41	82%	-117%	199%	421%
Dividends/Changes in Pension Value	2	3	3	2	3	55%	2%	-8%	39%
Impact on Outstanding Equity Awards
Share Price	16	30	(12)	3	27	91%	-140%	129%	671%
Performance Conditions	8	14	1	3	11	69%	-90%	120%	272%

CAP to CEO	55	82	31	42	65	48%	-62%	34%	54%

	Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2023	2023 (ex Staking)	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	8	8	8	8	8	11	-2%	-5%	9%	29%
Equity Awards Granted During the Year(2)	6	9	13	25	10	15	49%	34%	101%	-41%
Impact of Changes in Fair Value(3)	7	11	(2)	12	3	32	58%	-119%	683%	168%
Dividends/Changes in Pension Value	0	1	1	1	1	2	35%	15%	23%	152%
Impact on Outstanding Equity Awards
Share Price	4	7	(3)	7	1	21	65%	-145%	336%	186%
Performance Conditions	2	3	0	4	1	9	49%	-89%	100%	137%

CAP to Non-CEO NEO	21	28	18	45	21	58	32%	-35%	144%	29%

(1)	Value of initial fixed $100 investment.
(2)	As reported in the SCT.
(3)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.
The correlation between changes in the CAP to CEO and the Average CAP to Non-CEO NEOs and changes in the Firm’s cumulative TSR and ROTCE for the periods shown in the table is due primarily to the Firm’s use of equity incentives that are directly tied to stock price and, in particular, PSUs that are also directly tied to Firm financial performance and constitute a significant portion of incentive compensation for the CEO and non-CEO NEOs. Because Staking Awards are equity-based (60% PSUs and 40% RSUs), they will impact both the CAP to CEO and the Average CAP to Non-CEO NEOs for each year of the three-year vesting period (2024-2026) and their value will fluctuate with Firm stock price and ROTCE performance. Because the PSUs are equity-based, increases in Firm stock price result in increases in TSR and increases in CAP values and decreases in Firm stock price result in decreases in TSR and decreases in CAP values. Unlike PSUs, RSUs (with the exception of the Staking Award RSUs, which do not contain a provision for vesting upon FCR eligibility) do not significantly influence the correlations shown in the above table because, pursuant to SEC rules, the CAP calculations for the fair value of unvested RSU awards are generally fixed at the grant date fair value of the awards at the beginning of each year due to FCR eligibility under the award terms and deemed vested at grant. Changes in fair value for the Staking Award RSUs due to fluctuations in the share price will, however, be reflected in the CAP amounts. The Firm’s ROTCE is a performance priority that is used as a factor in determining incentive compensation for the CEO and Non-CEO NEOs. The Firm does not use Net Income to determine compensation levels or PSU payouts.

Compensation Actually Paid vs. Net Income
PvP RELATIONSHIP DISCLOSURE
As shown in the table below, the Firm’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Firm’s strategic acquisitions of E*TRADE and Eaton Vance, in 2020 and 2021 respectively, as well as the achievement of other long-term strategic objectives led by the CEO and the Firm’s Operating Committee, of which the NEOs are a part, were significant contributors to the Firm’s stock price outperformance.
Year-over-year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021, 2021 and 2022, excluding the Staking Awards between 2022 and 2023, and 2023 and 2024, generally correlate to changes in the Firm’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Firm delivered strong Net Income and ROTCE, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Firm’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends, change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
MS Net Income (Billions)	11	15	11	9	14	35%	-26%	-17%	47%
MS ROTCE (%)	15.2%	19.8%	15.3%	12.8%	18.8%	460 bps	-450 bps	-250 bps	600 bps
MS Total Shareholder Return (TSR)(1)	138	202	181	207	289	46%	-10%	14%	40%
Peer Group Cumulative TSR(1)	98	132	118	133	173	35%	-11%	13%	30%

PvP RELATIONSHIP DISCLOSURE

	CEO PvP Relationship
($MMs)	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	11	9	9%	-13%	27%	-20%
Equity Awards Granted During the Year(2)	20	25	30	23	15	22%	24%	-26%	-33%
Impact of Changes in Fair Value	26	47	(8)	8	41	82%	-117%	199%	421%
Dividends/Changes in Pension Value	2	3	3	2	3	55%	2%	-8%	39%
Impact on Outstanding Equity Awards
Share Price	16	30	(12)	3	27	91%	-140%	129%	671%
Performance Conditions	8	14	1	3	11	69%	-90%	120%	272%

CAP to CEO	55	82	31	42	65	48%	-62%	34%	54%

	Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2023	2023 (ex Staking)	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	8	8	8	8	8	11	-2%	-5%	9%	29%
Equity Awards Granted During the Year(2)	6	9	13	25	10	15	49%	34%	101%	-41%
Impact of Changes in Fair Value(3)	7	11	(2)	12	3	32	58%	-119%	683%	168%
Dividends/Changes in Pension Value	0	1	1	1	1	2	35%	15%	23%	152%
Impact on Outstanding Equity Awards
Share Price	4	7	(3)	7	1	21	65%	-145%	336%	186%
Performance Conditions	2	3	0	4	1	9	49%	-89%	100%	137%

CAP to Non-CEO NEO	21	28	18	45	21	58	32%	-35%	144%	29%

(1)	Value of initial fixed $100 investment.
(2)	As reported in the SCT.
(3)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.
The correlation between changes in the CAP to CEO and the Average CAP to Non-CEO NEOs and changes in the Firm’s cumulative TSR and ROTCE for the periods shown in the table is due primarily to the Firm’s use of equity incentives that are directly tied to stock price and, in particular, PSUs that are also directly tied to Firm financial performance and constitute a significant portion of incentive compensation for the CEO and non-CEO NEOs. Because Staking Awards are equity-based (60% PSUs and 40% RSUs), they will impact both the CAP to CEO and the Average CAP to Non-CEO NEOs for each year of the three-year vesting period (2024-2026) and their value will fluctuate with Firm stock price and ROTCE performance. Because the PSUs are equity-based, increases in Firm stock price result in increases in TSR and increases in CAP values and decreases in Firm stock price result in decreases in TSR and decreases in CAP values. Unlike PSUs, RSUs (with the exception of the Staking Award RSUs, which do not contain a provision for vesting upon FCR eligibility) do not significantly influence the correlations shown in the above table because, pursuant to SEC rules, the CAP calculations for the fair value of unvested RSU awards are generally fixed at the grant date fair value of the awards at the beginning of each year due to FCR eligibility under the award terms and deemed vested at grant. Changes in fair value for the Staking Award RSUs due to fluctuations in the share price will, however, be reflected in the CAP amounts. The Firm’s ROTCE is a performance priority that is used as a factor in determining incentive compensation for the CEO and Non-CEO NEOs. The Firm does not use Net Income to determine compensation levels or PSU payouts.

Compensation Actually Paid vs. Company Selected Measure
PvP RELATIONSHIP DISCLOSURE
As shown in the table below, the Firm’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Firm’s strategic acquisitions of E*TRADE and Eaton Vance, in 2020 and 2021 respectively, as well as the achievement of other long-term strategic objectives led by the CEO and the Firm’s Operating Committee, of which the NEOs are a part, were significant contributors to the Firm’s stock price outperformance.
Year-over-year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021, 2021 and 2022, excluding the Staking Awards between 2022 and 2023, and 2023 and 2024, generally correlate to changes in the Firm’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Firm delivered strong Net Income and ROTCE, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Firm’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends, change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
MS Net Income (Billions)	11	15	11	9	14	35%	-26%	-17%	47%
MS ROTCE (%)	15.2%	19.8%	15.3%	12.8%	18.8%	460 bps	-450 bps	-250 bps	600 bps
MS Total Shareholder Return (TSR)(1)	138	202	181	207	289	46%	-10%	14%	40%
Peer Group Cumulative TSR(1)	98	132	118	133	173	35%	-11%	13%	30%

PvP RELATIONSHIP DISCLOSURE

	CEO PvP Relationship
($MMs)	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	11	9	9%	-13%	27%	-20%
Equity Awards Granted During the Year(2)	20	25	30	23	15	22%	24%	-26%	-33%
Impact of Changes in Fair Value	26	47	(8)	8	41	82%	-117%	199%	421%
Dividends/Changes in Pension Value	2	3	3	2	3	55%	2%	-8%	39%
Impact on Outstanding Equity Awards
Share Price	16	30	(12)	3	27	91%	-140%	129%	671%
Performance Conditions	8	14	1	3	11	69%	-90%	120%	272%

CAP to CEO	55	82	31	42	65	48%	-62%	34%	54%

	Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2023	2023 (ex Staking)	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	8	8	8	8	8	11	-2%	-5%	9%	29%
Equity Awards Granted During the Year(2)	6	9	13	25	10	15	49%	34%	101%	-41%
Impact of Changes in Fair Value(3)	7	11	(2)	12	3	32	58%	-119%	683%	168%
Dividends/Changes in Pension Value	0	1	1	1	1	2	35%	15%	23%	152%
Impact on Outstanding Equity Awards
Share Price	4	7	(3)	7	1	21	65%	-145%	336%	186%
Performance Conditions	2	3	0	4	1	9	49%	-89%	100%	137%

CAP to Non-CEO NEO	21	28	18	45	21	58	32%	-35%	144%	29%

(1)	Value of initial fixed $100 investment.
(2)	As reported in the SCT.
(3)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.
The correlation between changes in the CAP to CEO and the Average CAP to Non-CEO NEOs and changes in the Firm’s cumulative TSR and ROTCE for the periods shown in the table is due primarily to the Firm’s use of equity incentives that are directly tied to stock price and, in particular, PSUs that are also directly tied to Firm financial performance and constitute a significant portion of incentive compensation for the CEO and non-CEO NEOs. Because Staking Awards are equity-based (60% PSUs and 40% RSUs), they will impact both the CAP to CEO and the Average CAP to Non-CEO NEOs for each year of the three-year vesting period (2024-2026) and their value will fluctuate with Firm stock price and ROTCE performance. Because the PSUs are equity-based, increases in Firm stock price result in increases in TSR and increases in CAP values and decreases in Firm stock price result in decreases in TSR and decreases in CAP values. Unlike PSUs, RSUs (with the exception of the Staking Award RSUs, which do not contain a provision for vesting upon FCR eligibility) do not significantly influence the correlations shown in the above table because, pursuant to SEC rules, the CAP calculations for the fair value of unvested RSU awards are generally fixed at the grant date fair value of the awards at the beginning of each year due to FCR eligibility under the award terms and deemed vested at grant. Changes in fair value for the Staking Award RSUs due to fluctuations in the share price will, however, be reflected in the CAP amounts. The Firm’s ROTCE is a performance priority that is used as a factor in determining incentive compensation for the CEO and Non-CEO NEOs. The Firm does not use Net Income to determine compensation levels or PSU payouts.

Total Shareholder Return Vs Peer Group
PvP RELATIONSHIP DISCLOSURE
As shown in the table below, the Firm’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Firm’s strategic acquisitions of E*TRADE and Eaton Vance, in 2020 and 2021 respectively, as well as the achievement of other long-term strategic objectives led by the CEO and the Firm’s Operating Committee, of which the NEOs are a part, were significant contributors to the Firm’s stock price outperformance.
Year-over-year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021, 2021 and 2022, excluding the Staking Awards between 2022 and 2023, and 2023 and 2024, generally correlate to changes in the Firm’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Firm delivered strong Net Income and ROTCE, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Firm’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends, change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
MS Net Income (Billions)	11	15	11	9	14	35%	-26%	-17%	47%
MS ROTCE (%)	15.2%	19.8%	15.3%	12.8%	18.8%	460 bps	-450 bps	-250 bps	600 bps
MS Total Shareholder Return (TSR)(1)	138	202	181	207	289	46%	-10%	14%	40%
Peer Group Cumulative TSR(1)	98	132	118	133	173	35%	-11%	13%	30%

PvP RELATIONSHIP DISCLOSURE

	CEO PvP Relationship
($MMs)	2020	2021	2022	2023	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	11	9	9%	-13%	27%	-20%
Equity Awards Granted During the Year(2)	20	25	30	23	15	22%	24%	-26%	-33%
Impact of Changes in Fair Value	26	47	(8)	8	41	82%	-117%	199%	421%
Dividends/Changes in Pension Value	2	3	3	2	3	55%	2%	-8%	39%
Impact on Outstanding Equity Awards
Share Price	16	30	(12)	3	27	91%	-140%	129%	671%
Performance Conditions	8	14	1	3	11	69%	-90%	120%	272%

CAP to CEO	55	82	31	42	65	48%	-62%	34%	54%

	Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2023	2023 (ex Staking)	2024	2021 vs 2020	2022 vs 2021	2023 vs 2022	2024 vs 2023
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	8	8	8	8	8	11	-2%	-5%	9%	29%
Equity Awards Granted During the Year(2)	6	9	13	25	10	15	49%	34%	101%	-41%
Impact of Changes in Fair Value(3)	7	11	(2)	12	3	32	58%	-119%	683%	168%
Dividends/Changes in Pension Value	0	1	1	1	1	2	35%	15%	23%	152%
Impact on Outstanding Equity Awards
Share Price	4	7	(3)	7	1	21	65%	-145%	336%	186%
Performance Conditions	2	3	0	4	1	9	49%	-89%	100%	137%

CAP to Non-CEO NEO	21	28	18	45	21	58	32%	-35%	144%	29%

(1)	Value of initial fixed $100 investment.
(2)	As reported in the SCT.
(3)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.
The correlation between changes in the CAP to CEO and the Average CAP to Non-CEO NEOs and changes in the Firm’s cumulative TSR and ROTCE for the periods shown in the table is due primarily to the Firm’s use of equity incentives that are directly tied to stock price and, in particular, PSUs that are also directly tied to Firm financial performance and constitute a significant portion of incentive compensation for the CEO and non-CEO NEOs. Because Staking Awards are equity-based (60% PSUs and 40% RSUs), they will impact both the CAP to CEO and the Average CAP to Non-CEO NEOs for each year of the three-year vesting period (2024-2026) and their value will fluctuate with Firm stock price and ROTCE performance. Because the PSUs are equity-based, increases in Firm stock price result in increases in TSR and increases in CAP values and decreases in Firm stock price result in decreases in TSR and decreases in CAP values. Unlike PSUs, RSUs (with the exception of the Staking Award RSUs, which do not contain a provision for vesting upon FCR eligibility) do not significantly influence the correlations shown in the above table because, pursuant to SEC rules, the CAP calculations for the fair value of unvested RSU awards are generally fixed at the grant date fair value of the awards at the beginning of each year due to FCR eligibility under the award terms and deemed vested at grant. Changes in fair value for the Staking Award RSUs due to fluctuations in the share price will, however, be reflected in the CAP amounts. The Firm’s ROTCE is a performance priority that is used as a factor in determining incentive compensation for the CEO and Non-CEO NEOs. The Firm does not use Net Income to determine compensation levels or PSU payouts.

Tabular List, Table
PvP MEASURES
Pursuant to SEC rules, the three measures listed below represent an unranked list of the most important measures the Firm used to align compensation actually paid to the NEOs for 2024 and Firm performance. While these measures are the most important measures the Firm used to align compensation actually paid to the NEOs for 2024 and Firm performance, additional financial and other measures were also used to align pay and performance as further described in Sections 3.1 and 3.2 of the CD&A.

Return on Tangible Common Equity
Total Shareholder Return
Efficiency Ratio

Total Shareholder Return Amount		$ 289	207	181	202	138
Peer Group Total Shareholder Return Amount		$ 173	$ 133	$ 118	$ 132	$ 98
Company Selected Measure Amount		0.188	0.128	0.153	0.198	0.152
PEO Name		Edward Pick	James P. Gorman	James P. Gorman	James P. Gorman	James P. Gorman
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 13,529,000,000	$ 9,230,000,000	$ 11,179,000,000	$ 15,120,000,000	$ 11,179,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			4.73%	4.36%	0.39%	0.10%	1.57%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			4.73%	4.67%	0.73%	0.13%	1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			25.73%	29.25%	26.03%	43.53%	23.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			25.73%	32.11%	44.29%	57.04%	25.43%
Share Based Payment Arrangement Performance Shares Valuation Method Correlation Coefficient Minimum			0.75%	0.859%	0.84%	0.924%	0.875%
Share Based Payment Arrangement Performance Shares Valuation Method Correlation Coefficient Maximum			0.75%	0.871%	0.918%	0.964%	0.895%
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Tangible Common Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Efficiency Ratio
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (4,167)	$ 0	$ (2,487)	$ (13,833)
PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,242,232)	(22,500,000)	(30,355,752)	(24,553,943)	(20,048,178)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		55,723,096	31,450,728	22,336,382	71,551,683	45,870,422
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,912,778	21,712,595	21,488,784	27,621,760	17,799,284
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,412,500	4,500,000	5,025,000	7,875,000	6,375,000
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,085,207	3,206,305	(3,890,745)	18,890,359	9,075,237
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,406,990	2,430,306	2,629,445	2,570,858	1,653,956
PEO [Member] | Total Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,242,232)	(22,504,167)	(30,355,752)	(24,556,430)	(20,062,011)
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,812,718	(398,478)	(2,916,102)	14,593,707	10,966,944
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Staking Award PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,715,998
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Staking Award RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,376,905
PEO [Member] | Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(15,891)	0	0	(50,313)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,950,122)	(25,262,500)	(12,591,183)	(9,376,344)	(6,297,732)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		46,933,213	36,493,852	10,544,656	20,000,635	12,965,381
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,428,125	4,962,500	5,379,048	5,285,452	2,517,500
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,665,825	809,210	(877,325)	4,106,761	2,153,144
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,051,688	809,638	660,646	576,040	427,639
Non-PEO NEO [Member] | Total Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,950,122)	(25,278,391)	(12,591,183)	(9,376,344)	(6,348,045)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,780,425	(113,454)	(735,969)	3,227,785	2,946,120
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Staking Award PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,357,999
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Staking Award RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,188,452
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,460,699	6,393,154	6,118,256	6,804,598	4,920,979
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Staking Award PSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	15,711,005	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Staking Award RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 7,921,799	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Mr. Pick [Member]
Pay vs Performance Disclosure
One-time staking awards	$ 15,000,000
Non-PEO NEO [Member] | Mr. Saperstein [Member]
Pay vs Performance Disclosure
One-time staking awards	15,000,000
Non-PEO NEO [Member] | Mr. Simkowitz [Member]
Pay vs Performance Disclosure
One-time staking awards	$ 15,000,000